File No. 811-2918
Rule 497 (e)

DUPREE MUTUAL FUNDS

SUPPLEMENT TO THE PROSPECTUS DATED NOVEMBER 1, 2010

At a meeting of February 22, 2011, the Board of Trustees approved an amendment to the Investment Advisory Agreement for each of the Municipal Bond Series effective March 1, 2011 reducing the compensation paid to the Investment Adviser when the daily net assets of each such Fund exceed $750,000,000. Accordingly, the chart on Page 39 under the heading Investment Adviser and Advisory Agreements is modified to read as follows:

Range of Total Assets (in millions)	$0-100	$100-150	$150-500	$500-750	$750-1000	$1000+

All Municipal Bond Series	.50 of 1%	.45 of 1%	.40 of 1%	.35 of 1%	.30 of 1%	.25 of 1%

Intermediate Government	.20 of 1%	.20 of 1%	.20 of 1%	.20 of 1%	.20 of 1%	.20 of 1%

Bond Series

Please keep this supplement for future reference

May 24, 2011

File No. 811-2918
Rule 497 (e)

DUPREE MUTUAL FUNDS

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED

NOVEMBER 1, 2010

At a meeting of February 22, 2011, the Board of Trustees approved an amendment to the Investment Advisory Agreement for each of the Municipal Bond Series effective March 1, 2011 reducing the compensation paid to the Investment Adviser when the daily net assets of each such Fund exceed $750,000,000. Accordingly, the discussion of investment advisory compensation set forth in the first sentence of the second full paragraph on page 11 is modified to read as follows:

Under the terms of the Agreements for the tax-exempt municipal bond Funds and the taxable municipal bond Fund, we have agreed to pay to Dupree & Company, Inc., as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; .35 of 1% of the average daily net assets between $500,000,001 and $750,000,000 of each Fund determined separately; .30 of 1% of the average daily net assets between $750,000,001 and $1,000,000,000 of each Fund determined separately; and .25 of 1% of the average daily net assets in excess of $1,000,000,000 of each Fund determined separately.

Please keep this supplement for future reference

May 24, 2011